SUBSEQUENT EVENTS (Q2) (Details)	Jul. 21, 2023 USD ($)
Series A-1 Preferred Stock [Member] | Sponsor [Member] | Subsequent Event [Member]
Preferred Stock [Abstract]
Preferred stock issued	$ 10,000,000